Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2024
Related Party Balances and Transactions [Line Items]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 26 — RELATED PARTY BALANCES AND TRANSACTIONS

Revenues, Expenses and Receivables

Apex Clearing LLC (“Apex Clearing”) is controlled by Peak 6, a minority common and preferred shareholder of Webull Corporation. Until April 1, 2023, Apex Crypto LLC (“Apex Crypto”) was controlled by Peak 6 and considered a related party because Matthew Hulsizer is a co-founder of Peak 6 and served as a board member of Webull Corporation until May 9, 2024

The following table presents related party revenue and expenses for the years ended December 31, 2024, 2023 and 2022, and related party receivables as of December 31, 2024, 2023 and 2022, in connection with Apex Clearing and Apex Crypto entities.

Revenue earned from related parties		2024	2023	2022
Apex Clearing	(a)	$34,538,949	$151,034,036	$109,116,706
Apex Crypto	(b)	–	2,159,091	16,491,869
Total related party revenue		$34,538,949	$153,193,127	$125,608,575

Expenses incurred from related parties
Apex Clearing	(a)	$14,285,014	$40,110,407	$41,327,759
Apex Crypto	(b)	–	111,963	700,995
Total related party expenses		$14,285,014	$40,222,370	$42,028,754

Amounts due from related parties
Apex Clearing	(a)	$–	$45,804,660	$14,502,535
Apex Crypto	(b)	–		703,178
Total amount due from related parties		$–	$45,804,660	$15,205,713

(a)	Apex Clearing is our clearing broker. Apex Clearing was considered a related party until May 9, 2024, the date Matthew Hulsizer resigned from our board of directors. We receive revenue from Apex Clearing that primarily represents interest and fully paid stock lending income derived from cash balances and positions on accounts we have introduced to Apex Clearing. Expenses primarily represent clearing costs. The revenue and expenses in the above table are through May 9, 2024, the date Apex Clearing was no longer determined to be a related party. As of December 2023, we were owed $45,804,660 from Apex Clearing. We have classified this receivable within receivables from brokers, dealers, and clearing organizations in our consolidated statements of financial position.

(b)	Represents the revenue and expenses of Webull Pay LLC prior to its spin-off and while Apex Crypto was considered a related party. Webull Pay LLC had a Software and Services Agreement with Apex Crypto whereby we earned fee revenue determined by a volume-based tiered pricing model based upon the notional value of the trading activity of our platform users that entered into digital-asset trading transactions with Apex Crypto. Expenses from Apex Crypto represent advertising and marketing expenses related to the Software and Services Agreement. We have classified the revenue and expenses within discontinued operations within our consolidated statements of operations and comprehensive (loss) income.

SK GROWTH OPPORTUNITIES CORPORATION [Member]
Related Party Balances and Transactions [Line Items]
RELATED PARTY BALANCES AND TRANSACTIONS

Note 4—Related Party Transactions

Founder Shares

On December 9, 2021, the sponsor purchased 8,625,000 Class B ordinary shares, par value $0.0001 (the “Founder Shares”), to cover certain expenses on the Company’s behalf for an aggregate purchase price of $25,000. On February 24, 2022, 1,437,500 Class B ordinary shares were surrendered and thereupon cancelled by the Company. On May 5, 2022, 1,437,500 Class B ordinary shares were surrendered and thereupon cancelled by the Company resulting in a decrease in the total number of Class B ordinary shares outstanding to 5,750,000 shares. The Sponsor agreed to surrender and forfeit up to an aggregate of 750,000 Founder Shares to the extent that the option to purchase additional Units is not exercised in full by the underwriter or is reduced, so that the Founder Shares would represent 20% of the Company’s issued and outstanding shares upon the Initial Public Offering. On July 20, 2022, the Company sold an additional 960,000 Units in the Partial Over-Allotment Exercise pursuant to the underwriter’s notice of the partial exercise of the Over-Allotment Option. On August 9, 2022, following the expiration of the remaining Over-Allotment Option, the Sponsor surrendered and forfeited 510,000 Founder Shares.

The initial shareholders, and the executive officers and directors of the Company, agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of (i) one year after the completion of the initial Business Combination; and (ii) subsequent to the initial Business Combination (x) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (y) if the closing price of Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination. Any permitted transferees will be subject to the same restrictions and other agreements of the initial shareholders with respect to any Founder Shares.

In February and March 2022, the Sponsor transferred an aggregate of 90,000 Class B ordinary shares to the Company’s independent director nominees. The sale of the Founder Shares is in the scope of ASC 718. The Founder Shares were granted subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the Founder Shares is recognized only when the performance condition is probable of occurrence under the applicable accounting literature in this circumstance. As of December 31, 2024, the Company determined that a Business Combination is not considered probable, and, therefore, no stock-based compensation expense has been recognized. Stock-based compensation will be recognized at the date a Business Combination is considered probable (i.e., upon consummation of a Business Combination) in an amount equal to the number of Founder Shares that ultimately vest multiplied times the grant date fair value per share (unless subsequently modified) less the amount initially received for the purchase of the Founder Shares.

Private Placement Warrants

Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 6,600,000 Private Placement Warrants, at a price of $1.00 per Private Placement Warrant, in a private placement to the Sponsor, generating proceeds of $6.6 million.

Substantially concurrently with the closing of the Partial Over-Allotment Exercise, the Company completed the Additional Private Placement of 192,000 additional Private Placement Warrants to the Sponsor at a purchase price of $1.00 per Private Placement Warrant, generating gross proceeds to the Company of $192,000.

A portion of the proceeds from the sale of the Private Placement Warrants was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination prior to the Combination Deadline, the Private Placement Warrants will expire worthless. The purchasers of the Private Placement Warrants agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants (except to permitted transferees) until 30 days after the completion of the initial Business Combination.

Related Party Loans

Promissory Note to Sponsor

The Sponsor agreed to loan the Company up to $300,000 to be used for the payment of costs related to the Initial Public Offering pursuant to a promissory note, dated on December 9, 2021 and was later amended on May 5, 2022 (the “Note”). The Note was non-interest bearing, unsecured and due upon the closing of the Initial Public Offering. The Company borrowed $300,000 under the Note and repaid the Note in full upon closing of the Initial Public Offering. The Note was no longer available to draw on after the consummation of the Initial Public Offering.

Overfunding Loans

On June 28, 2022, in connection with the closing of the Initial Public Offering, the Sponsor loaned the Company $5.0 million under a non-interest bearing loan agreement (the “First Overfunding Loan”) to deposit in the Trust Account. On July 20, 2022, in connection with the Partial Over-Allotment Exercise, the Sponsor provided the Company with the second Overfunding Loan in the amount of $240,000 to deposit in the Trust Account under the same terms (the “Second Overfunding Loan”, together, the “Overfunding Loans”). The Overfunding Loans will be repaid upon the closing of an initial Business Combination or converted into Class A ordinary shares at a conversion price of $10.00 per Class A ordinary share (or a combination of both), at the Sponsor’s discretion, provided that any such conversion may not occur until August 22, 2022. If the Company does not complete an initial Business Combination, it will not repay the Overfunding Loans from amounts held in the Trust Account, and the Trust Account proceeds will be distributed to the Public Shareholders; however, the Company may repay the Overfunding Loans if there are funds available outside the Trust Account to do so. As of December 31, 2024 and 2023, the Company had $5,240,000 in borrowings under the First Overfunding Loan.

Working Capital Loans

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of December 31, 2024 and 2023, the Company had no borrowings under the Working Capital Loans.

Promissory Notes

On October 30, 2023, the Sponsor loaned the Company $380,000 and the Company issued an unsecured promissory note in the total principal amount of up to $380,000 to the Sponsor, which does not bear interest on the unpaid principal balance and matures upon closing of the company’s initial business combination and shall be convertible at the election of the sponsor into warrants exercisable for one Class A ordinary share of the post-business combination company at a price of $1.00 per warrant.

On March 1, 2024, the Company issued an unsecured convertible promissory note in the total principal amount of up to $900,000 (the “First Sponsor Note”) to Sponsor. The First Sponsor Note does not bear interest on the unpaid principal balance and matures upon closing of the Company’s initial business combination. In the event that the Company does not consummate an initial business combination, the First Sponsor Note will be repaid solely to the extent that the Company has funds available to it, if any, outside of its trust account established in connection with its initial public offering of its securities. The proceeds of the First Sponsor Note will be used to fund ongoing operating expenses of the Company. The total principal amount of the First Sponsor Note may be converted, in whole or in part, at the option of the Sponsor, (i) into warrants of the Company at a price of $1.00 per warrant, with each warrant exercisable for one Class A ordinary share, par value $0.0001 per share, of the Company (“Class A Ordinary Share”), or (ii) into Class A Ordinary Shares equal to the quotient obtained by dividing (i) the amount of accrued and outstanding of the promissory note, by (ii) $10.00. The warrants will be identical to the private placement warrants issued to the Sponsor at the time of the initial public offering of the Company.

On September 27, 2024, the Company issued an unsecured convertible promissory note in the total principal amount of up to $440,000 (the “Second Sponsor Note”) to Sponsor. The Second Sponsor Note does not bear interest on the unpaid principal balance and matures upon closing of the Company’s initial business combination. In the event that the Company does not consummate an initial business combination, the Second Sponsor Note will be repaid solely to the extent that the Company has funds available to it, if any, outside of its trust account established in connection with its initial public offering of its securities. The proceeds of the Second Sponsor Note will be used to fund ongoing operating expenses of the Company. The total principal amount of the Second Sponsor Note may be converted, in whole or in part, at the option of the Sponsor, (i) into warrants of the Company at a price of $1.00 per warrant, with each warrant exercisable for one Class A ordinary share, par value $0.0001 per share, of the Company (“Class A Ordinary Share”), or (ii) into Class A Ordinary Shares equal to the quotient obtained by dividing (i) the amount of accrued and outstanding of the promissory note, by (ii) $10.00. The warrants will be identical to the private placement warrants issued to the Sponsor at the time of the initial public offering of the Company.

In the event that the Company does not consummate an initial business combination, the promissory note will be repaid solely to the extent that the Company has funds available to it, if any, outside of its trust account established in connection with its initial public offering of its securities. The proceeds of the promissory note will be used to fund ongoing operating expenses of the Company.

As of December 31, 2024 and 2023, the Company had $1,720,000 and $380,000, respectively, in borrowings under the Promissory Notes.

Extension Loans

In order to extend the time available for the Company to consummate its initial Business Combination by an additional three months each time, the Sponsor or its affiliates or designees may provide an Extension Loan to the Company to provide funds to deposit into the Trust Account an additional amount of $0.10 per share each time. The Extension Loan will be provided under the form of a non-interest bearing, unsecured promissory note.

Such Extension Loans may be converted into warrants upon the consummation of the initial business combination, at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants. If the Company completes the initial Business Combination, and the lender decides not to convert the Extension Loans into warrants, the Company would repay such loaned amounts out of the proceeds of the Trust Account released to the Company. If the Company does not complete a Business Combination, it will not repay such loans. The Sponsor and its affiliates or designees are not obligated to fund the Trust Account to extend the time for the Company to complete the initial Business Combination. Except for the foregoing, the terms of such Extension Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of December 31, 2024 and 2023, the Company had $0 in borrowings under the Extension Loans.

Administrative Services Agreement

On June 23, 2022, the Company entered into an agreement with an affiliate of the Sponsor, pursuant to which the Company agreed to pay such affiliate a total of $10,000 per month for secretarial and administrative support services provided to the Company through the earlier of consummation of the initial Business Combination and the Company’s liquidation. The Company incurred and paid $120,000 in such fees included as general and administrative expenses on the accompanying statements of operations for the years ended December 31, 2024 and 2023.

In addition, the Sponsor, officers and directors, or any of their respective affiliates, will be reimbursed for any out-of-pocket expenses incurred in connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on suitable Business Combinations. The audit committee will review on a quarterly basis all payments that were made to the Sponsor, officers, directors or their affiliates and will determine which expenses and the amount of expenses that will be reimbursed. There is no cap or ceiling on the reimbursement of out-of-pocket expenses incurred by such persons in connection with activities on the Company’s behalf.